INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES
9.	INCOME TAXES

(a) Tax rate reconciliation

Income taxes encompass the income tax and the social contribution in Brazil. The income tax rate is 25% and the social contribution rate is 9%, an aggregate nominal tax rate of 34%. Income tax expense attributable to income (loss) from continuing operations was an income tax benefit of R$347,139 for the year ended December 31, 2018, an income tax benefit of R$350,987 for the year ended December 31, 2017, and an income tax expenses of R$2,245,113 for the year ended December 31, 2016.

Income tax (expense) benefit attributable to income from continuing operations consists of:

	2018	2017	2016
Income tax and social contribution
Current tax (expense)	115,706	(906,080)	(712,814)
Deferred tax (expense) benefit	231,433	1,257,067	(1,532,299)

Total	347,139	350,987	(2,245,113)

The tax rate reconciliation from continuing operation consists of the following:

	2018	2017	2016
Income (loss) before taxes (i)	27,046,698	(4,378,648)	(13,434,628)

Income tax and social contribution
Income tax and social contribution at statutory rate (34%)	(9,195,877)	1,488,740	4,567,774
Valuation allowance (ii)	(4,367,062)	(1,134,511)	(4,048,859)
Effect of foreign tax rate differential		(23,063)	(12,574)
Tax effects of nondeductible expenses (iii)	(652,940)	(92,831)	(2,892,381)
Tax effects of tax-exempt income (iii)	14,564,537	373,321	121,546
Tax incentives (basically, operating income) (iv)	3,068	14,007	21,121
Tax amnesty program (v)		(274,529)	—
Other	(4,587)	(147)	(1,740)

Income tax and social contribution effect on profit or loss	347,139	350,987	(2,245,113)

(i)	At December 31, 2018, 2017 and 2016 income (loss) before income taxes and income tax (expense) benefit for continuing operations is as follows:

	2018
	Brazil	Foreign operations	Total
Income (loss) before income taxes	37,559,050	(10,512,352)	27,046,698
Income tax benefit	343,082	4,057	347,139
Current tax income (expense)	164,050	(48,344)	115,706
Deferred tax income benefit	179,031	52,402 (*)	231,433

(*)	The amount of R$ 52,402 is related to the Tax effect of the entities classified as held-for-sale.

	2017
	Brazil	Foreign operations	Total
Loss before income taxes	(3,115,832)	(1,262,816)	(4,378,648)
Income tax benefit	311,895	39,092	350,987
Current tax (expense)	(893,031)	(13,049)	(906,080)
Deferred tax income benefit	1,204,926	52,141 (*)	1,257,067

(*)	The amount of R$ 52,141 is related to the Tax effect of the entities classified as held-for-sale.

	2016
	Brazil	Foreign operations	Total
Loss before income taxes	(12,402,406)	(1,032,222)	(13,434,628)
Income tax (expense)	(2,054,234)	(190,879)	(2,245,113)
Current tax (expense)	(521,773)	(191,041)	(712,814)
Deferred tax income (expense) benefit	(1,532,461)	162	(1,532,299)

(ii)	Refers to the increase in the valuation allowance related to the deferred tax assets in 2018, 2017, and 2016.

(iii)

The main tax-exempt income refers to the novation of the debt obligations and other liabilities due to the effects of the Reorganization Judicial Plan, primarily as a result of the present value adjustments in the initial recognition date. The main effects of nondeductible expenses refers to the reduction of the fair value of Unitel held-for-sale investment, which is not tax deductible in the amount of R$166 million (R$90 million in 2017 and R$371 million in 2016).

(iv)

These tax incentives correspond mainly to a 75% reduction in the current tax due on operating income obtained as a result of telecommunication services rendered in certain northern and northeast regions of Brazil, where the Company holds facilities for the purpose of rendering those services. This tax benefit is usually granted for a 10 year period, limited up to January 1, 2024.

(v)

Refers to a tax position taken in prior periods that were assessed by the taxing authorities. Although the Company believed in prior periods that these positions would more-likely-than-not of being sustained, it was decided to adhere to PRORELIT and avoid substantial costs to keep on going discussions with government. PRORELIT program allowed taxpayers to settle federal tax debts accrued prior to June 30, 2015, excluding tax debts that are subject to tax installment payments.

In order to enroll, tax payers were requested to resign their litigation rights with respect to the settled debt amount and pay at least 30% of their outstanding consolidated tax debt accrued through June 30, 2015 in cash. The remaining 70% of the debt would be settled with tax loss carryforwards. Apart from the initial 30% down payment, no guarantees or collateral is needed.

The Company has submitted its application for PRORELIT to settle several tax debts. Nevertheless, tax authorities have a five years term to ratify the amounts of tax loss carryforwards utilized by taxpayers.

In 2017, the Company recognized in current tax the tax debts included in the Tax Compliance Program (PRT) and in the Special Tax Compliance Program (PERT).

(b) Significant components of current and deferred taxes

	ASSETS
	2018	2017
Current recoverable taxes
Recoverable income tax (IRPJ) (i)	287,472	565,725
Recoverable social contribution (CSLL) (i)	91,996	135,348
IRRF/CSLL - withholding income taxes (ii)	241,778	422,437

Total current	621,246	1,123,510

	LIABILITIES
	2018	2017
Current taxes payable
Income tax payable	21,628	416,080
Social contribution payable	5,398	151,049

Total current	27,026	567,129

	2018	2017
Deferred taxes assets and liabilities
Other temporary differences (iii)	5,117,917	8,854,946
Tax loss carryforwards (iv)	13,703,530	5,752,241

Total deferred taxes assets	18,821,447	14,607,187

Other intangibles	(2,121,763)	(2,428,128)
Pension plan assets	(248,538)	(333,899)
Other temporary differences (v)	(791,792)	(1,073,293)

Total deferred tax liabilities	(3,162,093)	(3,835,320)

Valuation allowance (iii)	(15,636,304)	(11,269,242)

Total deferred taxes, net	23,050	(497,375)

(i)	Refer mainly to prepaid income tax and social contribution that will be offset against federal taxes payable in the future.
(ii)

Refer to withholding income tax (IRRF) credits on cash investments, derivatives, intragroup loans, government entities, and other amounts that are used as deductions from income tax payable for the years, and social contribution withheld at source on services provided to government agencies.

(iii)

For the year ended December 31, 2018, total valuation allowance increased from R$11,269,242 (10,134,731 in 2016) to R$15,636,304, reflecting a net change in the valuation allowance totaling R$4,367,062 recognized for the companies that, as of December 31, 2018, do not expect to generate sufficient future taxable profits, based on consistent assumptions and timing used in the analysis of the potential impairment of long-lived assets and goodwill, against which tax assets could be offset. Most of deferred tax assets have been reduced by a valuation allowance to the amount supported by reversing taxable temporary difference. The deferred tax assets not offset by valuation allowance are dependent upon the generation of future pretax income in certain tax-paying components in Brazil that have a history of profitability and an expectation of continued profitability. Management believes it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax assets that are not subject to the valuation allowance. However, deferred income tax assets can be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

(iv)

The tax loss carryfowards in Brazil and foreign subsidiaries is approximately R$29,692,453 and R$14,432,380, and corresponding to R$10,095,435 and R$3,608,095 of deferred tax assets, respectively, which do not expire, and may be carried forward indefinitely. The Company can offset their tax loss carryforwards against taxable income up to a limit of 30% per year, pursuant to the prevailing tax law.

(v)	Refer mainly the tax effects of foreign exchange liabilities, monetary variations of judicial deposits and tax incentives.

Movements in deferred tax assets and liabilities

The table below does not consider the roll forward of the deferred tax asset from held-for-sale companies:

	Balance at 2017	Recognized in continuing operations	Other comprehensive income	Add-backs/ Offsets / Transfer	Balance at 2018
Deferred tax assets arising on:
Temporary differences
Provision for contingencies	4,235,797	(2,961,996)			1,273,801
Allowance for doubtful accounts	693,315	(214,488)			478,827
Profit sharing	101,993	(7,489)			94,504
Foreign exchange differences	1,062,308	340,885			1,403,193
Other temporary differences	839,166	41,889		(703,970)	177,085
License	1,922,367	(231,860)			1,690,507
Tax loss carryforwards
Tax loss carryforwards	5,752,241	7,923,539		27,750	13,703,530

Total deferred taxes assets	14,607,187	4,890,480		(676,220)	18,821,447

Other intangibles	(2,428,128)	306,365			(2,121,763)
Pension plan assets	(333,899)	(228,283)	312,386		(249,796)
Other temporary differences	(1,073,293)	(422,469)		705,228	(790,534)

Total deferred tax liabilities	(3,835,320)	(344,387)	312,386	705,228	(3,162,093)

Valuation allowance	(11,269,242)	(4,367,062)			(15,636,304)

Total net deferred tax	(497,375)	179,031	312,386	29,008	23,050

	Balance at 2016	Recognized in continuing operations	Other comprehensive income	Add-backs/ Offsets (*)	Balance at 2017
Deferred tax assets arising on:
Temporary differences
Provision for contingencies	3,827,131	408,666			4,235,797
Allowance for doubtful accounts	654,624	38,691			693,315
Profit sharing	22,304	79,689			101,993
Foreign exchange differences	1,062,308	—			1,062,308
Other temporary differences	2,037,477	(383,604)			1,653,873
License	1,246,117	(138,457)			1,107,660
Tax loss carryforwards
Tax loss carryforwards	4,956,994	1,853,701		(1,058,454)	5,752,241

Total deferred taxes assets	13,806,955	1,858,686	—	(1,058,454)	14,607,187

Other intangibles	(2,707,265)	279,137			(2,428,128)
Pension plan assets	(316,060)	(49,996)	32,157		(333,899)
Other temporary differences	(1,324,904)	251,611			(1,073,293)

Total deferred tax liabilities	(4,348,229)	480,752	32,157		(3,835,320)

Valuation allowance	(10,134,731)	(1,134,511)	—		(11,269,242)

Total net deferred tax	(676,005)	1,204,927	32,157	(1,058,454)	(497,375)

(*)

This year offsets relates to the tax debts included in the Tax Compliance Program (PRT) and in the Special Tax Compliance Program (PERT), as it was possible to convert some amount of tax loss carryforwards into tax credits in order to offset part of the debts paid under the rules of such Programs, in the amount of R$1,035 million and R$21 million, respectively (Note 18). R$ 208,642 refers to the utilization of tax loss carryfowards for Income Tax and R$ 849,812 refers to utilization of tax loss carryfowards for non-income tax.